Condensed consolidated statements of changes in equity € in Millions, shares in Millions, $ in Millions		USD ($)	Finocas NV (Belgium) USD ($)	Arceo USD ($)	Arceo EUR (€)	AMTBA USD ($)	Equity attributable to the equity holders of the parent USD ($)	Equity attributable to the equity holders of the parent Arceo USD ($)	Equity attributable to the equity holders of the parent AMTBA USD ($)	Share capital USD ($) shares	Treasury shares USD ($)	Additional paid-in capital USD ($)	Retained earnings USD ($)	Retained earnings Arceo USD ($)	Retained earnings AMTBA USD ($)	Foreign currency translation adjustments USD ($)	Unrealized gains (losses) on derivative financial instruments USD ($)	Unrealized gains (losses) on investments in equity instruments at FVOCI USD ($)	Recognized actuarial losses USD ($)	Non-controlling interests USD ($)	Non-controlling interests Finocas NV (Belgium) USD ($)	Non-controlling interests Arceo USD ($)	Non-controlling interests AMTBA USD ($)
Beginning balance (in shares) at Dec. 31, 2023 | shares	[1],[2]									819
Beginning balance at Dec. 31, 2023		$ 56,068					$ 53,961			$ 303	$ (849)	$ 27,185	$ 46,264			$ (18,441)	$ 1,978	$ (4)	$ (2,475)	$ 2,107
Changes in equity [abstract]
Net income (including non-controlling interests)		1,486					1,442						1,442							44
Other comprehensive (loss) income		(1,943)					(1,891)									(1,742)	(166)	24	(7)	(52)
Total comprehensive income (loss)		(457)					(449)						1,442			(1,742)	(166)	24	(7)	(8)
Recognition of share-based payments (in shares) | shares	[1],[2]									1
Recognition of share-based payments		23					23				21	2
Share buyback (in shares) | shares	[1],[2]									(35)
Share buyback		(900)					(900)				(900)
Dividend		(490)					(397)						(397)							(93)
Disposal of Erdemir shares		0											75					(75)
Increase in non-controlling interest, capital decrease and acquisitions			$ 68																		$ 68
Other movements		(13)					(34)						(34)							21
Ending balance (in shares) at Jun. 30, 2024 | shares	[1],[2]									785
Ending balance at Jun. 30, 2024		54,299					52,204			$ 303	(1,728)	27,187	47,350			(20,183)	1,812	(55)	(2,482)	2,095
Beginning balance (in shares) at Dec. 31, 2024 | shares	[1],[2]									769
Beginning balance at Dec. 31, 2024		51,286					49,223			$ 303	(2,117)	27,190	47,254			(22,296)	1,321	(50)	(2,382)	2,063
Changes in equity [abstract]
Net income (including non-controlling interests)		2,651					2,598						2,598							53
Other comprehensive (loss) income		3,343					3,236									3,304	(65)	17	(20)	107
Total comprehensive income (loss)		5,994					5,834						2,598			3,304	(65)	17	(20)	160
Recognition of share-based payments (in shares) | shares	[1],[2]									0
Recognition of share-based payments		30					30				19	11
Share buyback (in shares) | shares	[1],[2]									(9)
Share buyback		(262)					(262)				(262)
Dividend		(477)					(421)						(421)							(56)
Increase in non-controlling interest, capital decrease and acquisitions				$ (88)	€ (75)	$ (11)		$ 9	$ (31)					$ 9	$ (31)							$ (97)	$ 20
Other movements		(2)					(4)						(4)							2
Ending balance (in shares) at Jun. 30, 2025 | shares	[1],[2]									760
Ending balance at Jun. 30, 2025		$ 56,470					$ 54,378			$ 303	$ (2,360)	$ 27,201	$ 49,405			$ (18,992)	$ 1,256	$ (33)	$ (2,402)	$ 2,092

[1]	Excludes treasury shares
[2]	In millions of shares